INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loss before income tax expense
Non-PRC		$ (1,737)	¥ (12,095)	¥ 21,495	¥ (36,317)
PRC		(4,689)	(32,643)	(47,297)	(275,201)
Loss before income taxes		(6,426)	(44,738)	(25,802)	(311,518)
Income tax expense
Current		1,144	7,967	11	29,428
Deferred		0	0		30,220
Income tax expense		$ 1,144	¥ 7,967	¥ 11	¥ 59,648
HK
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%	16.50%
Amount of assessable profits under lowered tax rate	$ 2
Percentage of lowered income tax rate	8.25%	8.25%	8.25%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2021 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2020 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
ChinaCache North America, Inc. | Maximum | United States of America
Income taxes
Foreign statutory corporate income tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	34.00%
ChinaCache North America, Inc. | Maximum | California
Income taxes
State Income Tax (as a percent)	8.84%	8.84%	8.84%	8.84%	8.84%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | HK
Income taxes
Foreign statutory corporate income tax rate (as a percent)	8.25%	8.25%	8.25%	16.50%	16.50%
Amount of assessable profits under lowered tax rate	$ 2